SCHEDULE OF NET LOSS PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share [Abstract]
Net loss	$ (513,060)	$ (1,146,371)			$ (2,363,991)	$ (3,485,958)	$ (4,782,977)	$ (3,187,774)
Less: Net loss attributable to non-controlling interest	9	9			2,709	36	36
NET LOSS	$ (513,069)	$ (1,146,380)	$ (1,853,631)	$ (2,339,614)	$ (2,366,700)	$ (3,485,994)	$ (4,783,013)	$ (3,187,774)
Weighted average common stock outstanding, basic	1,300,484,563	1,250,825,325			1,283,714,014	1,238,271,472	1,242,092,192	1,187,606,780
Weighted average common stock outstanding, diluted	1,300,484,563	1,250,825,325			1,283,714,014	1,238,271,472	1,242,092,192	1,187,606,780
Net loss per share, basic	$ 0.00	$ 0.00			$ 0.00	$ 0.00	$ (0.00)	$ (0.00)
Net loss per share, diluted	$ 0.00	$ 0.00			$ 0.00	$ 0.00	$ (0.00)	$ (0.00)
Net loss	$ (513,069)	$ (1,146,380)	$ (1,853,631)	$ (2,339,614)	$ (2,366,700)	$ (3,485,994)	$ (4,783,013)	$ (3,187,774)
Less: Net loss attributable to non-controlling interest	9	9			2,709	36
Net loss attributable to Verde Resources, Inc. shareholders	$ (513,060)	$ (1,146,371)			$ (2,363,991)	$ (3,485,958)